Lease Obligations - Schedule of Minimum Operating Lease Payments (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Minimum Lease Payments [Abstract]
Year 1	$ 116,000
Year 2	469,369	$ 364,887
Year 3	313,230	366,753
Year 4		313,231
Year 5
Total undiscounted operating lease liabilities	898,599	1,044,871
Less: imputed interest	(50,005)	(82,209)
Present value of operating lease liabilities	848,594	962,662
Less: Current portion of operating lease liabilities	(429,247)	(317,797)	$ (375,713)
Non-current portion of operating lease liabilities	$ (419,347)	$ (644,865)	$ (15,994)